Supplementary cash flow information - Non-cash (credits) charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Depreciation and depletion	$ 306,429	$ 160,469
Delivery into prepaid sales (Note 13)	(60,000)	(60,000)
Share-based payments (Note 12)	21,693	18,127
Impairment of long-lived assets, net (Note 8)	55,353	0
Gain on sale of Lynn Lake royalty (Note 8)	0	(6,593)
Write-down of mineral property interests (Note 8)	9,398	4,150
Provision for non-recoverable input taxes	1,646	2,180
Unrealized (gain) loss on fair value of convertible notes (Note 10)	(10,651)	11,144
Interest and financing expense	28,589	9,728
Unrealized loss (gain) on derivative instruments (Note 14)	4,757	(9,684)
Write-down of long-term investments	0	1,613
Deferred income tax expense (recovery) (Note 16)	38,392	(20,170)
Other	657	(1,146)
Non-cash (credits) charges	$ 396,263	$ 109,818